Offerings - Offering: 1	Oct. 22, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value US$0.00001 per share, reserved for issuance pursuant to the Concorde International Group Ltd 2025 Equity Incentive Plan
Amount Registered | shares	4,632,648
Proposed Maximum Offering Price per Unit	2.63
Maximum Aggregate Offering Price	$ 12,183,864.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,682.60
Offering Note	The amount registered represents Class A ordinary shares issuable upon exercise of awards granted under the Concorde International Group Ltd 2025 Equity Incentive Plan (the “Plan”) as well as the Class A ordinary shares reserved for future awards under the Plan. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers an indeterminate number of additional shares which may be offered and issued to prevent dilution from share splits, share dividends or similar transactions as provided in the Plan. Any Class A ordinary shares covered by an award granted under the Plan (or portion of an award) that terminates, expires or lapses for any reason will be deemed not to have been issued for purposes of determining the maximum aggregate number of Class A ordinary shares that may be issued under the Plan.

The proposed maximum offering price per unit represents shares of Class A ordinary shares reserved for future grants under the Plan as of October 20, 2025, based on the 2,274,356 Class A Ordinary Shares and 20,888,886 Class B Ordinary Shares issued and outstanding as of the same date. These Class A ordinary shares are reserved for future award grants under the Plan. The proposed maximum offering price per share, which is estimated solely for the purposes of calculating the registration fee under Rule 457(c) and Rule 457(h) under the Securities Act, is based on the average of the high and low prices for the Registrant’s Class A ordinary shares as quoted on the Nasdaq Stock Market on October 20, 2025.